SECURITISATIONS AND COVERED BONDS (Details) - Securitisation programme [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
SECURITISATIONS AND COVERED BONDS (Details) [Line Items]
Securitisation Notes At Fair Value Through Profit Or Loss	£ 47	£ 53
Cash Deposits Held Restricted In Use To Securitisation And Covered Bonds	4,703	4,102
Maximum exposure to loss from interests in structured entities	£ 56	£ 88